Other Information (Tables)	12 Months Ended
Dec. 31, 2022
Other Information [Abstract]
Schedule of compensation of the group’s executive management comprises
Board Compensation	2022	2021	2020
		(in €)
Executive Management
Short-term employee benefits	2,774,485	2,817,792	1,995,292
Share-based payments	4,808,094	3,347,203	1,139,286
Total	7,582,579	6,164,995	3,134,578
Non-executive Board of Directors Members
Short-term employee benefits	248,725	271,248	283,127
Share-based payments	529,859	488,937	69,938
Total	778,584	760,185	353,065
Total Compensation	8,361,163	6,925,180	3,487,643